Consolidated Statements of Financial Position (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of financial position [abstract]
Common stock, par value (in dollar per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	50,000,000	50,000,000	50,000,000
Common stock, shares outstanding	50,000,000	50,000,000	50,000,000